Unbilled Revenue	12 Months Ended
Mar. 31, 2026
Revenue [abstract]
Unbilled Revenue

2.12 Unbilled revenue

		(Dollars in millions)
	As of
	March 31, 2026	March 31, 2025
Unbilled financial asset (1)	1,211	1,195
Unbilled non-financial asset (2)	605	569
	1,816	1,764

(1)
Right to consideration is unconditional and is due only after a passage of time.
(2)
Right to consideration is dependent on completion of contractual milestones.